UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2012 (unaudited)

Shares	Description			Value(a)
INVESTMENTS IN GERMANY – 88.1%
	COMMON STOCKS – 81.1%
	AEROSPACE & DEFENSE – 3.0%
101,650	MTU Aero Engines Holding			$8,126,261
	AUTO COMPONENTS – 3.0%
50,950	Continental			4,993,918
113,950	ElringKlinger			3,017,957
				8,011,875
	CHEMICALS – 4.9%
60,260	Lanxess			5,001,878
242,150	Symrise			8,207,433
				13,209,311
	COMPUTERS & PERIPHERALS – 1.8%
121,327	Wincor Nixdorf			4,748,995
	CONSTRUCTION & ENGINEERING – 4.7%
114,131	Bilfinger Berger			10,100,301
56,567	Hochtief*			2,652,908
				12,753,209
	ELECTRICAL EQUIPMENT – 0.4%
24,436	SGL Carbon†			980,365
	FOOD & STAPLES RETAILING – 2.9%
260,000	Metro			7,784,044
	FOOD PRODUCTS – 3.8%
9,000	KW	S	Saat	2,401,008
218,400	Suedzucker			7,739,564
				10,140,572
	HEALTH CARE PROVIDERS & SERVICES – 0.9%
76,000	Celesio			1,356,403
50,000	Rhoen Klinikum†			985,306
				2,341,709
	HOUSEHOLD DURABLES – 0.3%
118,886	Loewe*			767,674
	INDUSTRIAL CONGLOMERATES – 1.4%
78,433	Rheinmetall			3,662,248
	INSURANCE – 5.0%
208,950	Hannover Rueckversicherung			13,364,707

Shares	Description			Value(a)
	INTERNET SOFTWARE & SERVICES – 2.9%
376,016	United Internet			$7,675,833
	IT SERVICES – 0.9%
66,500	Bechtle			2,566,168
	LIFE SCIENCES TOOLS & SERVICES – 2.4%
123,450	Gerresheimer			6,458,141
	MACHINERY – 8.1%
449,196	GEA Group			13,604,320
102,450	Gildemeister			1,819,902
30,000	MAN			2,749,466
283,913	MAX Automation			1,332,970
17,714	Pfeiffer Vacuum Technology			1,893,705
217,850	Singulus Technologies*†			408,281
				21,808,644
	MEDIA – 6.6%
123,450	Axel Springer			5,354,525
175,000	Kabel Deutschland Holding*			12,495,440
				17,849,965
	METALS & MINING – 4.0%
132,950	Aurubis			7,755,466
76,000	Salzgitter			2,939,118
				10,694,584
	PROFESSIONAL SERVICES – 0.9%
33,250	Bertrandt			2,459,245
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.5%
191,891	Deutsche Euroshop			7,158,052
452,568	TAG Immobilien†			4,821,851
				11,979,903
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.8%
199,450	Aixtron†			2,661,733
183,450	Dialog Semiconductor*			3,577,331
123,450	Suss Microtec*			1,184,760
				7,423,824
	SOFTWARE – 3.0%
151,950	PSI			3,201,525
132,950	Software			4,791,800
				7,993,325

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2012 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 88.1% (continued)
	SPECIALTY RETAIL – 2.5%
47,500	Fielmann	$4,410,755
113,950	Tom Tailor Holding	2,430,928
		6,841,683
	TEXTILES, APPAREL & LUXURY GOODS – 2.9%
55,000	Gerry Weber International	2,275,207
62,500	Hugo Boss	5,506,972
		7,782,179
	THRIFTS & MORTGAGE FINANCE – 2.1%
277,900	Aareal Bank*	5,699,744
	TRADING COMPANIES & DISTRIBUTORS – 2.5%
52,250	Brenntag	6,694,034
	TRANSPORTATION INFRASTRUCTURE – 2.9%
132,950	Fraport	7,696,466
	Total Common Stocks (cost $171,912,252)	217,514,708
	PREFERRED STOCKS – 7.0%
	HEALTH CARE EQUIPMENT & SUPPLIES – 3.3%
40,500	Draegerwerk (cost $4,437,948)	4,018,099
59,482	Sartorius (cost $655,949)	4,736,074
		8,754,173
	MACHINERY – 1.1%
90,250	Jungheinrich (cost $3,012,077)	2,993,344
	MEDIA – 2.6%
280,150	ProSiebenSat.1 Media (cost $6,536,771)	7,064,798
	Total Preferred Stocks (cost $14,642,745)	18,812,315
	Total Investments in Germany (cost $186,554,997)	236,327,023
INVESTMENTS IN NETHERLANDS – 9.7%
	AEROSPACE & DEFENSE – 8.7%
733,345	EADS	23,266,536

Shares	Description	Value(a)
	LIFE SCIENCES TOOLS & SERVICES – 1.0%
152,787	QIAGEN*	$2,814,308
	Total Investments in Netherlands (cost $20,015,555)	26,080,844
	Total Investments in Common and Preferred Stocks – 97.8% (cost $206,570,552)	262,407,867
SECURITIES LENDING COLLATERAL – 3.5%
9,472,187	Daily Assets Fund Institutional, 0.23% (cost $9,472,187)(b)(c)	9,472,187
CASH EQUIVALENTS – 0.6%
1,588,032	Central Cash Management Fund, 0.15% (cost $1,588,032)(c)	1,588,032
	Total Investments – 101.9% (cost $217,630,771)**	273,468,086
	Other Assets and Liabilities, Net – (1.9%)	(5,081,191)
	NET ASSETS – 100.0%	$268,386,895

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*  Non-income producing security.
**  The cost for federal income tax purposes was $217,978,643. At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $55,489,443. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,469,371 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,979,928.
†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $9,005,778, which is 3.4% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2012 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$236,327,023	$—	$—	$236,327,023
Netherlands	26,080,844	—	—	26,080,844
Short-Term Instruments(1)	11,060,219	—	—	11,060,219
Total	$273,468,086	$—	$—	$273,468,086

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012